Summary of Principal Accounting Policies - Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Noah Holdings Limited shareholders	¥ 829,151	$ 119,098	¥ 811,297	¥ 762,923
Transfers from the non-controlling interest:
Increase in Noah's capital from contribution of Non controlling interest	518,613		63,929	35,123
Net transfers from non-controlling interest	17,640	2,534		30
Change from net income attributable to Noah and transfers from non-controlling interest	846,791	121,632	¥ 811,297	762,953
Parent
Transfers from the non-controlling interest:
Increase in Noah's equity by partial disposal of subsidiaries				¥ 30
Increase in Noah's capital from contribution of Non controlling interest	¥ 17,640	$ 2,534